Intangible Assets	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Intangible Assets
INTANGIBLE ASSETS

The gross carrying amount of intangible assets not subject to amortization and intangible assets subject to amortization is as follows (in thousands):

	January 1, 2011	January 2, 2010
Indefinite Lived Intangible Assets
Trade Names	$92,002	$—
	92,002	—
Finite Lived Intangible Assets:
Routes	$96,938	$68,028
Permits	251,413	20,500
Non-compete agreements	6,012	2,491
Trade Names	539	—
Royalty, consulting and leasehold	739	388
	355,641	91,407

Accumulated Amortization:
Routes	(48,361)	(44,731)
Permits	(5,563)	(3,725)
Non-compete agreements	(2,417)	(2,329)
Trade Names	(2)	—
Royalty, consulting and leasehold	(346)	(324)
	(56,689)	(51,109)
Total Intangible assets, less accumulated amortization	$390,954	$40,298

Gross intangible routes, permits, trade names, non-compete agreements and royalty, consulting and leasehold increased in fiscal 2010 by approximately $352.6 million consisting of approximately $349.8 million from the Griffin Transaction and $2.8 million from the Nebraska Transaction as discussed in Note 2.  Amortization expense for the three years ended January 1, 2011, January 2, 2010 and January 3, 2009, was approximately $5.6 million, $3.8 million and $5.2 million, respectively. Amortization expense for the next five fiscal years is estimated to be $28.0 million, $27.9 million, $27.8 million, $27.8 million and $27.1 million.